Organization (Details)	3 Months Ended		9 Months Ended	12 Months Ended	5 Months Ended		7 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	May 31, 2012	May 31, 2014	Dec. 31, 2014
Organization [Abstract]
Annualized flat rate brokerage fee (in hundredths)		6.00%	4.00%
Annualized general partner administrative fee (in hundredths)	2.00%
Annualized ongoing placement agent fee (in hundredths)	2.00%
Trading Advisors for Partnership [Line Items]
Management fee, monthly basis (in hundredths)				0.125%
Management fee, annual basis (in hundredths)				1.50%
Leverage applied to assets				1.5
Required interest in the equity of each Partnership (in hundredths)	1.00%		1.00%	1.00%			1.00%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Trading Advisors for Partnership [Line Items]
Management fee, monthly basis (in hundredths)				0.125%	0.167%
Management fee, annual basis (in hundredths)				1.50%	2.00%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Trading Advisors for Partnership [Line Items]
Management fee, monthly basis (in hundredths)				0.125%		0.167%	0.125%
Management fee, annual basis (in hundredths)				1.50%		2.00%	1.50%